Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other income
Schedule of other income

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Government grants	7,379	4,668	1,205
Others	2,326	1,387	1,115

Total	9,705	6,055	2,320